CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 2,767,856.4	$ 88,232.6	$ 2,127,627.0
Financial assets at fair value through profit or loss	100.2	3.2	207.7
Financial assets at fair value through other comprehensive income	175,692.7	5,600.7	192,202.7
Financial assets at amortized cost	124,945.5	3,983.0	101,971.3
Hedging financial assets	0.0	0.0	11.0
Notes and accounts receivable, net	279,051.6	8,895.5	270,683.2
Receivables from related parties	2,739.5	87.3	1,404.5
Other receivables from related parties	268.1	8.5	0.2
Inventories	288,109.5	9,184.2	287,868.8
Other financial assets	59,702.9	1,903.2	63,138.3
Other current assets	118,664.4	3,782.7	43,237.4
Total current assets	3,817,130.8	121,680.9	3,088,352.1
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	15,032.1	479.2	15,199.8
Financial assets at fair value through other comprehensive income	8,797.2	280.5	7,822.9
Financial assets at amortized cost	110,507.8	3,522.7	88,596.5
Investments accounted for using equity method	37,851.9	1,206.6	37,247.8
Property, plant and equipment	3,691,840.9	117,687.0	3,234,980.1
Right-of-use assets	43,918.9	1,400.0	40,128.4
Intangible assets	24,952.6	795.4	26,282.5
Deferred income tax assets	62,940.3	2,006.4	65,943.3
Refundable deposits	4,242.6	135.3	5,495.9
Other noncurrent assets	115,627.4	3,685.9	81,715.4
Total noncurrent assets	4,115,711.7	131,199.0	3,603,412.6
TOTAL	7,932,842.5	252,879.9	6,691,764.7
CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss	3,083.9	98.3	466.5
Hedging financial liabilities	0.8	0.0	0.0
Accounts payable	82,551.6	2,631.6	72,800.6
Payables to related parties	1,778.7	56.7	1,426.0
Salary and bonus payable	63,872.9	2,036.1	47,451.5
Accrued profit sharing bonus to employees and compensation to directors	103,355.3	3,294.7	70,871.2
Payables to contractors and equipment suppliers	177,730.3	5,665.6	192,635.2
Cash dividends payable	285,258.1	9,093.3	220,418.8
Income tax payable	266,732.6	8,502.8	191,569.4
Long-term liabilities - current portion	136,925.7	4,364.9	59,857.9
Accrued expenses and other current liabilities	401,124.1	12,786.9	451,158.8
Total current liabilities	1,522,414.0	48,530.9	1,308,655.9
NONCURRENT LIABILITIES
Bonds payable	856,227.5	27,294.5	926,604.5
Long-term bank loans	39,834.5	1,269.8	31,824.4
Deferred income tax liabilities	3,888.8	124.0	3,988.5
Lease liabilities	31,595.0	1,007.2	28,755.3
Net defined benefit liability	6,012.3	191.6	7,580.7
Guarantee deposits	764.2	24.3	845.6
Others	75,887.0	2,419.1	104,238.2
Total noncurrent liabilities	1,014,209.3	32,330.5	1,103,837.2
Total liabilities	2,536,623.3	80,861.4	2,412,493.1
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,325.3	8,266.6	259,327.3
Capital surplus	73,445.6	2,341.3	73,260.8
Retained earnings
Appropriated as legal capital reserve	311,147.0	9,918.6	311,147.0
Appropriated as special capital reserve	87,284.5	2,782.4	0.0
Unappropriated earnings	4,640,512.7	147,928.4	3,561,826.4
Total retained earnings	5,038,944.2	160,629.4	3,872,973.4
Others	(16,676.4)	(531.6)	38,705.0
Equity attributable to shareholders of the parent	5,355,038.7	170,705.7	4,244,266.5
NON - CONTROLLING INTERESTS	41,180.5	1,312.8	35,005.1
Total equity	5,396,219.2	172,018.5	4,279,271.6
TOTAL	$ 7,932,842.5	$ 252,879.9	$ 6,691,764.7